Business Combinations (Acquisition of ICE HK and Its Affiliate, Allocation of Purchase Price of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (ICE Group [Member], USD $)	May 31, 2010
Business Acquisition [Line Items]
Tangible assets acquired	$ 4,091,000
Goodwill	10,258,000
Liabilities assumed	(8,370,000)
Total	7,000,000
Game under development [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	769,000
Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 252,000